Asset transfers - Assets pledged as collateral (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Asset transfers
Assets pledged against liabilities	£ 49,682	£ 50,565
Trading assets
Asset transfers
Assets pledged against liabilities	28,728	27,918
Loans to banks - amortised cost
Asset transfers
Assets pledged against liabilities	49	39
Loans to customers - amortised cost
Asset transfers
Assets pledged against liabilities	15,939	17,920
Other financial assets
Asset transfers
Assets pledged against liabilities	£ 4,966	£ 4,688